Sales - Reconciliation of costs of obtaining and to fulfill a contract (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Costs to obtain contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers at beginning of period	€ 250	€ 274	€ 294
Business related variations	(14)	(30)	(16)
Translation adjustment	(3)	6	(4)
Reclassifications and other items	0
Reclassification to assets held for sale	0	0	0
Cost to obtain or fulfil contracts with customers at end of period	233	250	274
Costs to fulfil contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers at beginning of period	139	145	121
Business related variations	22	(5)	24
Translation adjustment	3
Reclassifications and other items	(16)
Cost to obtain or fulfil contracts with customers at end of period	€ 149	€ 139	€ 145